Filed Pursuant to Rule 497(e)

Securities Act File No. 333-273363

Investment Company Act File No. 811-23889

Supplement Number 1

Dated May 29, 2026

To The Prospectus Dated July 21, 2025

Jackson Credit Opportunities Fund

In the section, “Calculation of Net Asset Value; Valuation,” please delete the seventh paragraph in the entirety and replace with the following:

With respect to the Fund’s private debt investments, there is no single standard for determining the fair value of a private debt security and the Valuation Designee may consider one or more factors in determining a security’s fair value. These factors generally include, but are not limited to, yield; credit quality; interest rates; coupon rate; maturity; type of issue; call features and other relevant data.

This Supplement is dated May 29, 2026.

Filed Pursuant to Rule 497(e)

Securities Act File No. 333-273363

Investment Company Act File No. 811-23889

Supplement Number 5

Dated May 29, 2026

To The Statement of Additional Information Dated July 21, 2025

Jackson Credit Opportunities Fund

Effective May 30, 2026, please delete all references to and information for Andrew Tedeschi.

Effective May 30, 2026, on page 27, in the section, “Trustees and Officers of the Trust,” please delete the table row for Garett J. Childs in the entirety and replace with the following:

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Officers
Garett J. Childs (46) 1 Corporate Way Lansing, MI 48951	Vice President (6/2023 to present) Treasurer & Chief Financial Officer (5/2026 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President of JNAM (8/2025 to present); Chief Financial Officer of JNAM (8/2021 to present); Manager, Board of Managers of Jackson National Life Distributors LLC (8/2025 to present); Vice President, Finance and Risk of JNAM (2/2019 to 8/2025); Controller of JNAM (11/2007 to 8/2021); Vice President of other investment companies advised by JNAM (11/2023 to present and 2/2019 to present)

On page 39, in the section, “Calculation of Net Asset Value; Valuation,” please delete the seventh paragraph in the entirety and replace with the following:

With respect to the Fund’s private debt investments, there is no single standard for determining the fair value of a private debt security and the Valuation Designee may consider one or more factors in determining a security’s fair value. These factors generally include, but are not limited to, yield; credit quality; interest rates; coupon rate; maturity; type of issue; call features and other relevant data.

This Supplement is dated May 29, 2026.